Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Mortgage Banking Noninterest Income [Abstract]
Contractually specified servicing fees, late charges and ancillary fees	$ 1,862	$ 2,124	$ 2,475
Unreimbursed servicing costs	(121)	(115)	(189)
Changes due to collection/realization of expected cash flows	(898)	(1,187)	(1,253)
Net servicing fees	612	584	786
Total net servicing income	582	436	533
Net gains (losses) on mortgage loan originations/sales	465	393	850
Total mortgage banking noninterest income	1,047	829	1,383
Mortgage Banking Activities Textual [Abstract]
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	81	95	2,500
Commercial mortgage servicing [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Amortization for commercial MSRs	(231)	(238)	(247)
Commercial mortgage servicing [Member] | MSRs [Member]
Estimated future amortization expense [Abstract]
Estimated future amortization expense for the year ended December 31, 2025	220
Estimated future amortization expense for the year ended December 31, 2026	178
Estimated future amortization expense for the year ended December 31, 2027	141
Estimated future amortization expense for the year ended December 31, 2028	121
Estimated future amortization expense for the year ended December 31, 2029	89
Residential mortgage servicing rights [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Changes due to collection/realization of expected cash flows	(898)	(1,187)	(1,253)
Changes in fair value of MSRs due to valuation inputs or assumptions	492	86	3,254
Market-related valuation changes to residential MSRs, net of hedge results	(30)	(148)	(253)
Total changes in fair value	(406)	(1,101)	2,001
Residential mortgage servicing rights [Member] | Not designated as hedging instrument [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Net derivative gains (losses) from economic hedges	$ (522)	$ (234)	$ (3,507)